Income Taxes (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table reflects the reconciliation for the respective periods:

	Year Ended June 30,
	2016		2015

Benefit at statutory rate	$(9,581,229)	(34.00)%	$(2,634,087)	(34.00)%
State income taxes, net of federal benefit	(853,203)	(3.03)%	(216,183)	(2.79)%
Stock based compensation	7,156	0.03%	426,725	5.51%
Interest on convertible debt	75,148	0.27%	-	0.00%
Change in valuation allowance	8,672,155	30.77%	2,397,527	30.95%
Reduction of net operating losses upon deconsolidation	1,674,110	5.94%	-	0.00%
Other	5,863	0.02%	2,108	0.03%
Net income tax provision (benefit)	$-	0.00%	$(23,910)	(0.30)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The approximate tax effects of significant temporary differences which comprise the deferred tax assets and liabilities are as follows for the respective periods:

	2016	2015
Deferred tax assets (liabilities):
Deferred revenue	$-	$190,000
Deferred rent	5,000	-
Accrued expenses	445,000	73,000
Net operating loss carry forward	9,202,000	6,337,000
Intangibles	606,000	453,000
Share-based coompensation	327,000	-
Acquired in-process research and development	-	(2,779,000)
Unrealized loss on investment	360,000	-
Warrant liability	153,000	-
Inventory	192,000	-
Allowance for doubtful accounts	15,000	-
Total deferred income tax assets (liabilities)	11,305,000	4,274,000
Less: Valuation allowance	(11,305,000)	(4,274,000)
Total deferred income tax assets (liabilities)	$-	$-